OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS
OPERATING SEGMENTS

32. OPERATING SEGMENTS

The Group has four primary reportable segments, namely mobile, consumer, enterprise, and WIB. The mobile segment provides mobile voice, SMS, value added services, and mobile broadband. The consumer segment provides IndiHome services (bundled service of fixed wireline, pay TV, and internet) and other telecommunication services to residential customers. The enterprise segment provides end-to-end solution to corporate and institutional customers. The WIB segment provides interconnection services, broadband access, information technology services, data, and internet services to other licensed telecommunication operator and international customers. Other segment provides digital content products (music and game), big data, Business-to-Business (“B2B”) Commerce, and financial services to individual and corporate customers. There are no operating segments that have been aggregated to form the reportable segments.

Management monitors the operating results of the business units separately for the purpose of decision-making about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured on the basis of Indonesian Financial Accounting Standards which differs from IFRS primarily in the accounting for land rights. However, the financing activities and income taxes are managed on group basis and are not separately monitored and allocated to operating segments.

Segment revenues and expenses include inter-segment transactions and are accounted at prices that, management believes, represent market prices.

	2022
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	85,493	26,354	19,161	15,442	239	146,689	617	147,306
Inter-segment revenues	3,344	195	24,646	19,658	2,486	50,329	(50,329)	—
Total segment revenues	88,837	26,549	43,807	35,100	2,725	197,018	(49,712)	147,306
Segment results	26,122	7,579	831	8,925	(1,063)	42,394	(5,964)	36,430
Other information
Capital expenditures	(12,343)	(9,038)	(5,983)	(6,612)	(5)	(33,981)	(165)	(34,146)
Depreciation and amortization	(21,028)	(6,738)	(3,999)	(5,805)	(19)	(37,589)	4,460	(33,129)
Provision recognized in current year	(128)	(434)	(45)	34	(5)	(578)	11	(567)

	2023
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	85,291	26,442	19,508	16,928	402	148,571	645	149,216
Inter-segment revenues	3,628	165	25,234	20,333	2,014	51,374	(51,374)	—
Total segment revenues	88,919	26,607	44,742	37,261	2,416	199,945	(50,729)	149,216
Segment results	28,693	7,971	602	9,386	(1,188)	45,464	(4,609)	40,855
Other information
Capital expenditures	(12,370)	(6,434)	(5,073)	(8,964)	(11)	(32,852)	(6)	(32,858)
Depreciation and amortization	(21,248)	(5,828)	(3,884)	(6,135)	(18)	(37,113)	4,544	(32,569)
Provision recognized in current year	(231)	(463)	173	(11)	(5)	(537)	24	(513)

	2024
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	83,400	26,312	20,593	18,002	1,078	149,385	582	149,967
Inter-segment revenues	3,226	50	24,749	21,398	1,657	51,080	(51,080)	—
Total segment revenues	86,626	26,362	45,342	39,400	2,735	200,465	(50,498)	149,967

Segment results	25,977	8,216	443	9,102	(1,051)	42,687	(3,529)	39,158
Other information
Capital expenditures	(11,679)	(5,413)	(2,677)	(4,540)	(8)	(24,317)	(119)	(24,436)
Depreciation and amortization	(20,852)	(5,870)	(3,631)	(6,691)	(16)	(37,060)	4,464	(32,596)
Provision recognized in current year	(110)	(560)	(142)	(37)	(7)	(856)	(48)	(904)

Adjustments and eliminations:

a.	Revenue reconciliation

	2022	2023	2024
Total segment revenues	197,018	199,945	200,465
Revenue from other non-operating segments	617	645	582
Adjustment and inter-segment elimination	(50,329)	(51,374)	(51,080)
Consolidated revenues	147,306	149,216	149,967

b.	Segment results reconciliation

	2022	2023	2024
Total segment results	42,394	45,464	42,687
Loss from other non-operating segments	(1,772)	(2,679)	(2,699)
Adjustment and inter-segment elimination	(1,041)	1,599	3,003
Finance income	878	1,061	1,367
Finance cost	(4,033)	(4,652)	(5,208)
Share of profit (loss) of long-term investment in associates	(87)	1	3
IFRS reconciliation	91	61	5
Consolidated profit before income tax	36,430	40,855	39,158

c.	Capital expenditure reconciliation

	2022	2023	2024
Total segment capital expenditure	(33,981)	(32,852)	(24,317)
Capital expenditure from other non-operating segments	(175)	(116)	(132)
IFRS reconciliation	10	110	13
Consolidated capital expenditure	(34,146)	(32,858)	(24,436)

d.	Depreciation and amortization reconciliation

	2022	2023	2024
Total segment depreciation and amortization	(37,589)	(37,113)	(37,060)
Depreciation and amortization from other non-operating segments	(263)	(250)	(212)
Adjustment and inter-segment elimination	4,597	4,700	4,629
IFRS reconciliation	126	94	47
Consolidated depreciation and amortization	(33,129)	(32,569)	(32,596)

e.	Provision recognized in current year reconciliation

	2022	2023	2024
Total segment provision	(578)	(537)	(856)
Provision recognized from other non-operating segments	(7)	(5)	(37)
Adjustment and inter-segment elimination	18	29	(11)
Consolidated provision recognized in current year	(567)	(513)	(904)

Geographic information:

	2022	2023	2024
External revenues
Indonesia	139,983	141,157	141,062
Abroad	7,323	8,059	8,905
Total	147,306	149,216	149,967

The revenue information above is based on the location of the customers.

There are no revenue from major customer which exceeds 10% of total revenues for the years ended December 31, 2022, 2023, and 2024.

	2023	2024
Non-current operating assets
Indonesia	184,599	185,177
Abroad	2,932	2,850
Total	187,531	188,027

Non-current operating assets for segment reporting purpose consist of property and equipment and intangible assets.